Goodwill - Development of goodwill (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Goodwill
Goodwill at beginning of period	€ 247,370	[1]	€ 255,919
Foreign currency translation	10,199		(8,549)
Goodwill at end of period	257,569		247,370	[1]
Depreciation, amortisation and write-downs
Goodwill
Goodwill at beginning of period	(254,725)
Goodwill at end of period	(233,577)		(254,725)
OAI/Evotec International Execute
Goodwill
Goodwill at beginning of period	79,816		75,098
Reclass			7,983
Foreign currency translation	4,664		(3,265)
Goodwill at end of period	84,480		79,816
OAI/Evotec International Innovate
Goodwill
Goodwill at beginning of period	9,154		9,194
Foreign currency translation	50		(40)
Goodwill at end of period	9,204		9,154
Aptuit Execute
Goodwill
Goodwill at beginning of period	126,059		128,317
Foreign currency translation	2,786		(2,258)
Goodwill at end of period	128,845		126,059
Evotec (Munchen) Execute
Goodwill
Goodwill at beginning of period	0		7,983
Reclass			(7,983)
Goodwill at end of period			0
Evotec (US) Execute
Goodwill
Goodwill at beginning of period	3,874		4,232
Foreign currency translation	323		(358)
Goodwill at end of period	4,197		3,874
Just Execute
Goodwill
Goodwill at beginning of period	28,467		31,095
Foreign currency translation	2,376		(2,628)
Goodwill at end of period	€ 30,843		€ 28,467

[1]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”